Leases Payable and Related Obligations (Details)	12 Months Ended
Jun. 30, 2023
Leases Payable and Related Obligations (Details) [Line Items]
Agreement term	15 years
Bottom of Range [Member]
Leases Payable and Related Obligations (Details) [Line Items]
Incremental borrowing rate	6.56%
Top of Range [Member]
Leases Payable and Related Obligations (Details) [Line Items]
Incremental borrowing rate	16.76%